UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6242
                                   --------

                     ADJUSTABLE RATE SECURITIES PORTFOLIO
                     ------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


88 | Annual Report

Adjustable Rate Securities Portfolios

FINANCIAL HIGHLIGHTS


U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
                                                                    -----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                         2003        2002        2001        2000        1999
                                                                    -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................          $9.39       $9.47       $9.30       $9.31       $9.37
                                                                    -----------------------------------------------------------

Income from investment operations:

 Net investment income .......................................           .209        .354        .552        .555        .496

 Net realized and unrealized gains (losses) ..................          (.064)       .012        .213       (.010)      (.060)
                                                                    -----------------------------------------------------------

Total from investment operations .............................           .145        .366        .765        .545        .436

Less distributions from net investment income ................          (.355)      (.446)      (.600)      (.555)      (.496)
                                                                    -----------------------------------------------------------
Net asset value, end of year .................................          $9.18       $9.39       $9.47       $9.30       $9.31
                                                                    -----------------------------------------------------------

Total return a ...............................................          1.56%       4.08%       8.52%       6.03%       4.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................       $661,213    $572,510    $253,547    $232,949    $281,974

Ratios to average net assets:

 Expenses ....................................................           .41%        .41%        .42%        .43%        .43%

 Net investment income .......................................          2.15%       3.77%       5.88%       5.96%       5.32%

Portfolio turnover rate ......................................        130.32%      85.05%       2.49%      12.68%      23.23%

Portfolio turnover rate excluding mortgage dollar rolls b ....         96.52%      85.05%       2.49%      12.68%      23.23%




a Total return is not annualized for periods less than one year.
b See Note 1(e) regarding mortgage dollar rolls.



                         Annual Report | See notes to financial statements. | 89

Adjustable Rate Securities Portfolios

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.2%
  U.S. GOVERNMENT AND AGENCY SECURITIES 92.2%
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 22.1%
  Cap 10.885%, Margin 2.32% + CMT, Resets Annually, 5.553%, 5/01/32 .....................    $  10,636,160   $  10,950,023
  Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 6.003%, 9/01/31 ......................        3,858,210       4,004,464
  Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 5.971%, 8/01/31 .....................        1,484,180       1,530,894
  Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.177%, 9/01/31 ......................        3,432,228       3,513,155
  Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.201%, 8/01/31 .....................        1,649,432       1,701,999
  Cap 11.21%, Margin 2.20% + CMT, Resets Annually, 3.596%, 10/01/24 .....................        3,074,337       3,199,675
  Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 4.00%, 11/01/16 .....................        1,108,621       1,133,075
  Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 3.581%, 4/01/30 ....................        1,085,005       1,121,576
  Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.624%, 9/01/27 ....................          812,657         837,161
  Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 3.753%, 10/01/25 .....................        1,954,968       2,017,125
  Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 7.342%, 7/01/27 ....................        1,524,339       1,573,804
  Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 3.725%, 11/01/29 .....................       10,905,192      11,297,544
  Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 5.713%, 8/01/32 .....................       14,118,026      14,629,693
  Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 6.444%, 8/01/29 ................        7,930,302       8,165,366
  Cap 11.989%, Margin 2.478% + 3CMT, Resets Every 3 Years, 6.39%, 11/01/35 ..............        1,672,461       1,715,137
  Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.902%, 11/01/25 .....................        2,506,094       2,586,021
  Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 7.003%, 5/01/26 ..............          895,666         929,615
  Cap 12.069%, Margin 2.23% + 3CMT, Resets Every 3 Years, 5.479%, 6/01/26 ...............        1,133,906       1,151,067
  Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.07%, 7/01/29 .......................        1,728,409       1,778,700
  Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 4.553%, 11/01/29 ....................        3,192,620       3,280,891
  Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 5.434%, 3/01/32 ......................        2,019,987       2,074,963
  Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 6.453%, 12/01/27 .............          269,644         276,713
  Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 4.017%, 12/01/30 .....................        4,206,872       4,377,215
  Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 5.528%, 4/01/25 ......................        3,104,544       3,199,186
  Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 4.085%, 12/01/28 .....................        1,664,280       1,710,023
  Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 6.433%, 5/01/32 .....................        2,955,663       3,073,271
  Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 3.283%, 7/01/18 .....................          600,795         619,772
  Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 3.92%, 8/01/30 .......................        8,397,289       8,719,964
  Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 3.944%, 4/01/18 ....................        1,684,274       1,736,232
  Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 4.059%, 12/01/19 ...............        5,285,102       5,408,524
  Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 3.631%, 8/01/27 ......................        4,884,192       5,004,397
  Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 3.576%, 9/01/19 .....................        1,213,757       1,243,098
  Cap 13.022%, Margin 1.749% + 6 Month TB, Resets Semi-Annually, 3.023%, 10/01/29 .......          406,465         419,156
  Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 4.039%, 12/01/16 ...................          721,458         737,907
  Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 3.885%, 5/01/25 ....................          959,181         992,388
  Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 4.937%, 1/01/23 ....................        1,260,855       1,294,901
  Cap 13.23%, Margin 2.06% + CMT, Resets Annually, 3.707%, 4/01/29 ......................        3,980,239       4,093,991
  Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 3.517%, 10/01/18 ...................          293,407         302,637
  Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 3.539%, 5/01/20 .....................        4,133,909       4,238,779
  Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 3.688%, 3/01/19 ....................          167,772         172,927
  Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 3.874%, 3/01/18 ....................          660,389         681,474
  Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 3.745%, 4/01/19 ......................        2,056,860       2,122,519
  Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.586%, 8/01/30 ....................        1,541,461       1,604,447
  Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 3.734%, 1/01/23 ......................       10,663,639      11,054,848
  Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 3.628%, 7/01/20 .....................          648,796         671,154
  Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 3.55%, 11/01/19 ....................          219,584         226,627
  Cap 14.244%, Margin 2.10% + CMT, Resets Annually, 3.421%, 9/01/18 .....................        2,247,621       2,338,876



90 | Annual Report

Adjustable Rate Securities Portfolios

---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
  Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 7.011%, 12/01/21 .............    $     219,341    $    222,936
  Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 4.356%, 2/01/19 .....................          363,664         367,620
                                                                                                              -------------
                                                                                                               146,103,530
                                                                                                              -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.0%
  Cap 10.06%, Margin 2.30% + CMT, Resets Annually, 5.057%, 9/01/32 ......................       10,085,740      10,332,993
  Cap 10.50%, Margin 2.31% + CMT, Resets Annually, 5.497%, 8/01/32 ......................        2,815,040       2,892,646
  Cap 10.656%, Margin 2.25% + CMT, Resets Annually, 5.655%, 2/01/32 .....................        3,158,671       3,256,459
  Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 5.402%, 10/01/32 .....................        2,478,055       2,530,523
  Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.811%, 11/01/17 .....................        5,355,233       5,485,538
  Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.801%, 2/01/31 ......................        1,393,174       1,427,787
  Cap 11.006%, Margin 2.12% + CMT, Resets Annually, 5.854%, 8/01/29 .....................        2,471,807       2,554,035
  Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 3.445%, 3/01/22 ......................          115,696         118,890
  Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 6.958%, 8/01/29 .....................          713,423         729,205
  Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.106%, 5/01/31 .....................          961,383         993,316
  Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 3.702%, 11/01/30 .....................       12,723,591      13,196,951
  Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 4.026%, 11/01/27 ....................        1,128,084       1,158,392
  Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.249%, 7/01/31 ......................        3,128,100       3,225,478
  Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.322%, 5/01/32 ....................        4,511,136       4,616,490
  Cap 11.475%, Margin 2.09% + CMT, Resets Annually, 5.537%, 4/01/32 .....................        6,197,676       6,371,592
  Cap 11.49%, Margin 1.65 + 12ML, Resets Annually, 5.492%, 10/01/31 .....................        3,627,991       3,724,571
  Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.515%, 4/01/30 ......................        3,152,767       3,250,615
  Cap 11.581%, Margin 2.18% + CMT, Resets Annually, 5.406%, 8/01/31 .....................        2,969,450       3,034,330
  Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 4.508%, 9/01/39 ......................        3,391,748       3,518,036
  Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.60%, 6/01/32 .....................        3,942,019       4,081,616
  Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 4.188%, 8/01/28 .....................        9,272,261       9,608,157
  Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 3.50%, 5/01/19 ................        1,970,485       1,990,695
  Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 3.592%, 11/01/36 ....................        3,423,379       3,516,810
  Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 5.391%, 2/01/29 ......................          932,760         952,520
  Cap 11.777%, Margin 2.17% + CMT, Resets Annually, 6.172%, 2/01/32 .....................        4,656,057       4,808,550
  Cap 11.836%, Margin 2.12% + CMT, Resets Annually, 5.777%, 6/01/31 .....................        2,627,027       2,702,616
  Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 5.336%, 2/01/30 .....................          889,828         917,072
  Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 3.662%, 2/01/25 ....................          232,821         240,333
  Cap 11.895%, Margin 2.11% + CMT, Resets Annually, 5.918%, 3/01/32 .....................       22,910,387      23,540,175
  Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 3.837%, 5/01/29 ....................        1,307,669       1,350,229
  Cap 11.93%, Margin 2.00% + CMT, Resets Semi-Annually, 5.248%, 6/01/32 .................        1,598,366       1,643,628
  Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.91%, 7/01/31 .......................        2,824,230       2,915,241
  Cap 11.94%, Margin 2.352%+ CMT, Resets Annually, 7.071%, 9/01/29 ......................          573,176         590,550
  Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.964%, 6/01/31 ......................        4,145,406       4,284,999
  Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.445%, 4/01/22 ...............        1,762,923       1,787,684
  Cap 11.97%, Margin 2.14% + CMT, Resets Annually, 5.967%, 9/01/31 ......................        3,926,927       4,052,407
  Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 6.067%, 7/01/31 ......................        1,071,510       1,096,933
  Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 6.195%, 6/01/29 ...............        2,788,553       2,853,456
  Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.198%, 1/01/31 .....................          444,995         455,285
  Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 3.658%, 9/01/25 .....................        1,875,662       1,942,310
  Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 4.16%, 6/01/28 .....................        7,042,243       7,246,792
  Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.329%, 1/01/19 ..............        1,885,136       1,922,620
  Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 3.792%, 4/01/19 ................        2,201,142       2,224,304


                                                              Annual Report | 91

Adjustable Rate Securities Portfolios

---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
  Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 4.108%, 10/01/22 ..............    $   2,070,142     $ 2,095,242
  Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 6.424%, 11/01/31 ....................        2,885,184       2,980,925
  Cap 12.36%, Margin 1.56% + CMT, Resets Annually, 6.462%, 11/01/31 .....................        7,172,199       7,448,010
  Cap 12.368%, Margin 2.123% + 6 Month TB, Resets Semi-Annually, 3.454%, 1/01/29 ........        2,030,657       2,086,832
  Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 6.453%, 8/01/29 ....................          805,816         821,571
  Cap 12.494%, Margin 2.27% + CMT, Resets Annually, 6.484%, 4/01/31 .....................       12,794,902      13,253,381
  Cap 12.527% Margin 2.25% + CMT, Resets Annually, 3.666%, 12/01/27 .....................        2,878,463       2,974,308
  Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 3.61%, 10/01/24 .....................       18,535,603      19,104,524
  Cap 12.57%, Margin 1.77% + COFI, Resets Monthly, 3.804%, 1/01/19 ......................        3,479,341       3,515,953
  Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 3.636%, 5/01/25 ......................        2,517,060       2,595,146
  Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Annually, 5.819%, 11/01/18 ............          343,890         347,020
  Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 4.232%, 1/01/29 .....................        2,910,997       3,004,312
  Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 4.809%, 11/01/17 ....................        4,709,300       4,839,449
  Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 3.483%, 3/01/19 ......................          845,541         868,376
  Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 4.25%, 10/01/28 .......................          233,740         238,915
  Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 2.799%, 1/01/19 ..........        1,726,094       1,750,545
  Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.962%, 1/01/19 .....................          548,571         559,909
  Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 3.497%, 3/01/30 ......................          803,694         826,500
  Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.409%, 9/01/18 .....................        7,265,928       7,397,809
  Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.247%, 5/01/18 .....................        9,259,649       9,419,448
  Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.241%, 6/01/20 .....................        2,953,021       3,009,336
  Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 3.526%, 4/01/27 ......................        8,043,476       8,267,052
  Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 3.497%, 11/01/20 ....................          593,726         611,432
  Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 3.229%, 5/01/19 .....................        1,093,001       1,118,260
  Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 3.827%, 5/01/36 .....................        5,251,651       5,305,122
  Cap 12.81%, Margin 2.25% + CMT, Resets Annually, 6.79%, 9/01/30 .......................        5,299,255       5,457,169
  Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 6.167%, 6/01/17 .........          252,637         260,077
  Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 3.512%, 12/01/17 ...................          307,719         313,308
  Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.064%, 10/01/17 ..............          563,875         573,785
  Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.836%, 8/01/30 ......................        4,013,014       4,152,259
  Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.848%, 9/01/30 ......................        2,335,564       2,428,759
  Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 5.535%, 7/01/17 .........        2,205,715       2,285,182
  Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.268%, 2/01/19 .....................           22,531          22,931
  Cap 12.953%, Margin 2.125% + 6 Month TB, Resets Semi-Annually, 3.18%, 4/01/18 .........          490,244         502,972
  Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 3.48%, 12/01/19 ....................          693,139         716,627
  Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 3.86%, 6/01/19 .......................          685,230         710,378
  Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.837%, 2/01/20 ......................        2,335,242       2,381,522
  Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 2.891%, 12/01/20 .........          729,401         739,070
  Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 3.544%, 6/01/27 ......................        2,193,413       2,262,298
  Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 4.06%, 4/01/19 .....................        1,564,073       1,604,407
  Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 3.481%, 6/01/19 ....................          985,677       1,014,861
  Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 4.098%, 6/01/19 ...............          929,158         939,462
  Cap 13.13%, Margin 2.19% + CMT, Resets Annually, 6.785%, 1/01/31 ......................        1,968,801       2,025,447
  Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 5.513%, 11/01/26 .......          374,844         388,184
  Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 6.178%, 1/01/26 ..............        1,478,788       1,519,314
  Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 3.368%, 6/01/19 .....................          684,704         700,634
  Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 3.288%, 10/01/19 ....................        1,195,885       1,230,154
  Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 3.598%, 9/01/22 ....................        2,725,504       2,825,024


92 | Annual Report

Adjustable Rate Securities Portfolios

---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
  Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.519%, 10/01/30 .....................    $   2,836,734     $ 2,944,359
  Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.538%, 8/01/26 ......................          337,048         340,700
  Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 3.667%, 3/01/21 ....................          835,899         862,092
  Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 6.977%, 3/01/26 ..............        1,837,885       1,896,975
  Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 3.54%, 12/01/20 ....................        1,622,217       1,663,136
  Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.826%, 3/01/19 .....................          339,315         349,627
  Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.47%, 7/01/24 ...........        1,180,486       1,213,601
  Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 7.567%, 3/01/22 ................           67,469          68,900
  Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 3.578%, 8/01/16 .....................           53,566          54,474
  Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.663%, 3/01/18 ....................          501,936         512,777
  Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 4.356%, 2/01/19 .....................          409,898         420,634
  Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 4.012%, 12/01/18 ....................          479,629         490,752
  Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 4.227%, 1/01/19 ....................        1,308,104       1,332,200
  Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 3.297%, 3/01/20 .....................        7,650,245       7,851,143
  Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 6.032%, 5/01/21 ...............        1,139,236       1,175,947
  Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 3.451%, 3/01/20 .....................          419,551         431,370
  Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 4.695%, 10/01/14 ...................          278,767         283,989
  Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 6.119%, 12/01/24 .............        1,613,216       1,653,096
  Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 6.327%, 8/01/22 ...............          384,057         396,113
  Cap 14.725%, Margin 2.42%+ CMT, Resets Annually, 4.04%, 6/01/19 .......................        1,039,816       1,062,286
  Cap 14.769%, Margin 2.265% + 6 Month DR, Resets Semi-Annually, 7.661%, 3/01/25 ........          521,540         538,263
  Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 6.118%, 3/01/20 ................          503,272         523,104
  Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.878%, 5/01/21 ...............        2,169,562       2,231,984
  Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 6.353%, 12/01/17 .............          393,611         405,278
  Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 3.047%, 1/01/16 .....................        2,107,743       2,155,050
  Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 3.96%, 5/01/19 .....................          763,088         790,988
                                                                                                              -------------
                                                                                                               330,284,868
                                                                                                              -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 20.1%
  Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/23 .....................        5,338,161       5,509,759
  Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.375%, 3/20/24 ......................        4,064,426       4,128,929
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 .......................        1,188,544       1,218,124
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 4/20/22 ......................        2,749,684       2,801,363
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/26 .....................        1,027,495       1,061,287
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 11/20/23 .....................        6,297,210       6,499,787
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/24 .....................          954,031         984,836
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 1/20/27 ......................        4,299,173       4,368,174
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/27 .....................       18,300,622      18,898,245
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/27 .......................        1,284,775       1,313,731
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 4/20/28 ......................        2,271,007       2,314,251
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 2/20/28 ......................        2,264,639       2,300,584
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29 .......................        4,459,060       4,509,437
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.25%, 4/20/30 .......................        2,659,922       2,658,939
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 6/20/31 .......................        1,948,521       1,959,670
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.375%, 2/20/23 ......................        2,657,409       2,699,355
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/23 .......................        1,323,090       1,351,896
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.375%, 5/20/24 ......................        2,345,459       2,389,963
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/24 .......................        6,335,920       6,493,656


                                                              Annual Report | 93

Adjustable Rate Securities Portfolios

---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/30 .......................    $   3,034,785     $ 3,022,225
  Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 5.75%, 7/20/25 .......................           91,942          94,035
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 1/20/23 ......................        3,786,558       3,839,129
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 2/20/23 ......................        1,672,194       1,695,410
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/21 .......................        1,428,037       1,460,923
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 8/20/30 .......................        2,654,216       2,679,275
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 .......................        1,250,551       1,279,313
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 5.625%, 12/20/24 .....................        1,560,299       1,607,614
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/25 .......................        4,412,746       4,500,178
  Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 4.50%, 12/01/33 .......................       25,000,000      25,554,675
  Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 4/20/32 ........................       13,649,336      13,683,707
                                                                                                              -------------
                                                                                                               132,878,470
                                                                                                              -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $611,914,088)........................                      609,266,868
                                                                                                              -------------
  MISCELLANEOUS MORTGAGE BACKED SECURITIES (COST $165,248)
  Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually,
   4.119%, 12/25/18 .....................................................................          162,455         160,263
                                                                                                              -------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $612,079,336)......................                      609,427,131
                                                                                                              -------------
  REPURCHASE AGREEMENT (COST $67,633,036) 10.2%
a Joint Repurchase Agreement, 1.004%, 11/03/03 (Maturity Value $67,638,695)
    ABN AMRO Bank, N.V., New York Branch (Maturity Value
    $6,496,020) Banc of America Securities LLC (Maturity
    Value $6,301,897) Barclays Capital Inc. (Maturity Value
    $6,496,020) Bear, Stearns & Co. Inc. (Maturity Value
    $3,878,403) BNP Paribas Securities Corp. (Maturity Value
    $6,301,897) Deutsche Bank Securities Inc. (Maturity
    Value $6,496,020) Dresdner Kleinwort Wasserstein
    Securities LLC (Maturity Value $6,301,897) Goldman,
    Sachs & Co. (Maturity Value $6,301,897) Lehman Brothers
    Inc. (Maturity Value $6,468,966) Morgan Stanley & Co.
    Inc. (Maturity Value $6,302,574) UBS Securities LLC
    (Maturity Value $6,293,104)
    Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S. Government
     Agency Securities ..................................................................       67,633,036      67,633,036
                                                                                                              -------------
  TOTAL INVESTMENTS BEFORE PAYDOWN RESERVES 102.4% ......................................                      677,060,167
b RESERVE FOR PAYDOWN GAINS (LOSSES) (.1)% ..............................................                         (765,185)
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $679,712,372) 102.3% ..........................................                      676,294,982
  OTHER ASSETS, LESS LIABILITIES (2.3)% .................................................                      (15,081,778)
                                                                                                              -------------
  NET ASSETS 100.0% .....................................................................                     $661,213,204
                                                                                                              -------------


PORTFOLIO ABBREVIATIONS: | 3CMT - 3 Year Constant Maturity Treasury Index | 5CMT - 5 Year Constant Maturity Treasury Index |
                           12ML - 12 Month LIBOR | CMT - 1 Year Constant Maturity Treasury Index |
                           COFI - Eleventh District Cost of Funds Index | DR - Discount RATE |
                           NCI - National Median Cost of Funds Index | TB - Treasury Bill Rate




a See Note 1(b) regarding joint repurchase agreement.
b See Note 1(d) regarding reserve for paydown.


94 | See notes to financial statements. | Annual Report

Adjustable Rate Securities Portfolios

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003



                                                                                                        --------------------
                                                                                                           U.S. GOVERNMENT
                                                                                                           ADJUSTABLE RATE
                                                                                                         MORTGAGE PORTFOLIO
                                                                                                        --------------------
Assets:
 Investments in securities:
  Cost ..............................................................................................        $ 612,079,336
                                                                                                             --------------
  Value .............................................................................................          608,661,946
 Repurchase agreements, at value and cost ...........................................................           67,633,036
 Receivables:
  Investment securities sold ........................................................................            9,469,547
  Interest ..........................................................................................            2,846,941
                                                                                                             --------------
      Total assets ..................................................................................          688,611,470
                                                                                                             --------------
Liabilities:
 Payables:
  Investment securities purchased ...................................................................           25,886,289
  Capital shares redeemed ...........................................................................            1,268,601
  Affiliates ........................................................................................              222,907
 Other liabilities ..................................................................................               20,469
                                                                                                             --------------
      Total liabilities .............................................................................           27,398,266
                                                                                                             --------------
       Net assets, at value .........................................................................        $ 661,213,204
                                                                                                             --------------
Net assets consist of:
 Undistributed net investment income ................................................................        $         698
 Net unrealized appreciation (depreciation) .........................................................           (3,417,390)
 Accumulated net realized gain (loss) ...............................................................          (13,543,021)
 Capital shares .....................................................................................          678,172,917
                                                                                                             --------------
 Net assets, at value ...............................................................................        $ 661,213,204
                                                                                                             --------------
 Net asset value per share and maximum offering per share ($661,213,204 / 72,057,906) ...............                $9.18
                                                                                                             --------------




                         Annual Report | See notes to financial statements. | 95

Adjustable Rate Securities Portfolios

STATEMENT OF OPERATIONS
for the year ended October 31, 2003


                                                                                                          -------------------
                                                                                                            U.S. GOVERNMENT
                                                                                                            ADJUSTABLE RATE
                                                                                                           MORTGAGE PORTFOLIO
                                                                                                          -------------------
Investment income:
 Interest ............................................................................................        $ 16,252,953
                                                                                                              -------------
Expenses:
 Management fees (Note 3) ............................................................................           2,541,570
 Custodian fees ......................................................................................               7,083
 Professional fees ...................................................................................              23,567
 Trustees' fees and expenses .........................................................................              16,130
 Other ...............................................................................................              14,050
                                                                                                              -------------
      Total expenses .................................................................................           2,602,400
                                                                                                              -------------
       Net investment income .........................................................................          13,650,553
                                                                                                              -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...........................................................           1,598,371
 Net unrealized appreciation (depreciation) on investments ...........................................          (6,584,707)
                                                                                                              -------------
Net realized and unrealized gain (loss) ..............................................................          (4,986,336)
                                                                                                              -------------
Net increase (decrease) in net assets resulting from operations ......................................        $  8,664,217
                                                                                                              -------------

96 | See notes to financial statements. | Annual Report

Adjustable Rate Securities Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2003 and 2002


                                                                                           --------------------------------
                                                                                            U.S. GOVERNMENT ADJUSTABLE RATE
                                                                                                 MORTGAGE PORTFOLIO
                                                                                           --------------------------------
                                                                                                2003             2002
                                                                                           --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................      $ 13,650,553     $ 13,968,856
  Net realized gain (loss) from investments ...........................................         1,598,371          566,389
  Net unrealized appreciation (depreciation) on investments ...........................        (6,584,707)         802,242
                                                                                             ------------------------------
      Net increase (decrease) in net assets resulting from operations .................         8,664,217       15,337,487
  Distributions to shareholders from net investment income ............................       (24,152,220)     (17,202,234)
  Capital share transactions (Note 2) .................................................       104,191,546      320,827,334
                                                                                             ------------------------------
      Net increase (decrease) in net assets ...........................................        88,703,543      318,962,587
Net assets:
 Beginning of year ....................................................................       572,509,661      253,547,074
                                                                                             ------------------------------
 End of year ..........................................................................      $661,213,204     $572,509,661
                                                                                             ------------------------------
Undistributed net investment income included in net assets:
 End of year ..........................................................................      $        698     $         --
                                                                                             ------------------------------



                         Annual Report | See notes to financial statements. | 97

Adjustable Rate Securities Portfolios

NOTES TO FINANCIAL STATEMENTS



U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The investment objective of the Portfolio is to seek current income.

The following summarizes the Portfolio's significant accounting policies:

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Portfolio may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Portfolio based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio and the other funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2003, all repurchase agreements had been entered into on that date.

C. SECURITIES PURCHASED ON A TBA BASIS

The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Portfolio will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. RESERVE FOR PAYDOWN GAINS/LOSSES

The Portfolio provides estimates, based on historical experience, for anticipated paydown gains and losses. The reserve is recorded as a reduction or increase to net assets as noted on the Statement of Investments and is included in the unrealized appreciation/depreciation shown on the accompanying financial statements.





98 | Annual Report

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. MORTGAGE DOLLAR ROLLS

The Portfolio enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Portfolio and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Portfolio. The risks of mortgage dollar roll transactions include the potential inability of the counter party to fulfill their obligations.

F. INCOME TAXES

No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.







                                                              Annual Report | 99

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2003, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares were as follows:

                                                                            SHARES          AMOUNT
                                                                         ----------------------------
Year ended October 31, 2003
Shares sold..........................................................     39,039,368   $ 363,442,959
Shares issued in reinvestment of distributions.......................      2,599,534      24,152,220
Shares redeemed......................................................    (30,552,039)   (283,403,633)
                                                                         ----------------------------
Net increase (decrease)..............................................     11,086,863   $ 104,191,546
                                                                         ----------------------------
Year ended October 31, 2002
Shares sold .........................................................     43,035,917   $ 404,105,062
Shares issued in reinvestment of distributions ......................      1,830,890      17,202,234
Shares redeemed .....................................................    (10,683,710)   (100,479,962)
                                                                         ----------------------------
Net increase (decrease) .............................................     34,183,097   $ 320,827,334
                                                                         ----------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, LLC (Advisers), the Portfolio's investment manager and trustees of Franklin Investors Securities Trust.

The Portfolio pays an investment management fee to Advisers of .400% of the first $5 billion of the portfolio's month end net assets. Fees are further reduced on net assets over $5 billion.

At October 31, 2003, all shares of the Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund.


4. INCOME TAXES

At October 31, 2003, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $679,712,372 was as follows:

Unrealized appreciation........................   $   579,829
Unrealized depreciation........................    (3,997,219)
                                                  ------------
Net unrealized appreciation (depreciation).....   $(3,417,390)
                                                  ------------

Undistributed ordinary income..................   $       698
Undistributed long term capital gains..........            --
                                                  ------------
Distributable earnings.........................   $       698
                                                  ------------






100 | Annual Report

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

4. INCOME TAXES (CONTINUED)





At October 31, 2003, the Portfolio had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2004 .........................................   $    419,303
 2007 .........................................        140,123
 2008 .........................................        210,331
 2009 .........................................      1,202,281
 2010 .........................................      2,667,031
 2011..........................................      8,903,952
                                                  ------------
                                                  $ 13,543,021
                                                  ------------

At October 31, 2003 the Portfolio had expired capital loss carryovers of $7,677,608 which were reclassified to paid-in-capital.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of mortgage dollar roll and paydown losses.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002, was as follows:

                                           -------------------------
                                                2003        2002
                                           -------------------------
Distributions paid from:
 Ordinary income ......................    $24,152,220   $17,202,234
 Long term capital gain................             --            --
                                           -------------------------
                                           $24,152,220   $17,202,234
                                           -------------------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2003 aggregated $849,426,176 and $768,106,202, respectively.





                                                             Annual Report | 101

Adjustable Rate Securities Portfolios

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Portfolio") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 3, 2003




102 | Annual Report

Board Members and Officers

ADJUSTABLE RATE SECURITIES PORTFOLIOS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1991       115                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1991       142                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee        Since 1991       143                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)         Trustee        Since April 2003 92                         Director, Amerada Hess Corporation
 One Franklin Parkway                                                                     (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                 gas); Beverly Enterprises, Inc.
                                                                                          (health care); H.J. Heinz Company
                                                                                          (processed foods and allied
                                                                                          products); RTI International Metals,
                                                                                          Inc. (manufacture and distribution of
                                                                                          titanium); and Canadian National
                                                                                          Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 103

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1991       115                        Director, The California Center for
 One Franklin Parkway                                                                     Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       142                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune,
                                                                                          Inc. (biotechnology); Overstock.com
                                                                                          (Internet services); and Spacehab,
                                                                                          Inc. (aerospace services); and
                                                                                          FORMERLY, Director, MCI Communication
                                                                                          Corporation (subsequently known as
                                                                                          MCI WorldCom, Inc. and WorldCom,
                                                                                          Inc.) (communications services)
                                                                                          (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    142                        None
 One Franklin Parkway          Chairman of    1991 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since
                                              1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



104 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    125                        None
 One Franklin Parkway          President and  1991 and
 San Mateo, CA 94403-1906      Chief          President and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **WILLIAM J. LIPPMAN (78)     Trustee        Since 1993       18                         None
 One Parker Plaza, 9th Floor
 Fort Lee, NJ 07024

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice President Since 1991       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
 and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                             Annual Report | 105

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer-
                               Finance and
                               Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
 Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
 Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
 Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
 Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue              - AML                                                      Inc. and Lingnan Foundation.
 Rockefeller Center            Compliance
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
 One Franklin Parkway          Chief          2000 and Chief
 San Mateo, CA 94403-1906      Financial      Financial Officer
                               Officer        since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------




106 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
 Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.




ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 31, 2003